Victory Portfolios II

VictoryShares Hedged Equity Income ETF (HEJD)

Supplement dated July 8, 2024,
to the Prospectus dated June 17, 2024

The VictoryShares Hedged Equity Income ETF is available for investment.

Victory Portfolios II

VictoryShares Hedged Equity Income ETF (HEJD)

Supplement dated July 8, 2024,
to the Statement of Additional Information dated June 17, 2024

The VictoryShares Hedged Equity Income ETF is available for investment.